Leases	6 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Leases
Note 8. Leases
For the
six-month
period ended as of June 30, 2020, the change in the Company’s right-of-use
asset, is as follows:

	Ps. Total
Cost as of January 1, 2020		1,382
Additions		214
Disposals		(25)
Depreciation		(287)
Indexation effect		(19)
Hyperinflationary economies effect		8
Effects of changes in foreign exchange rates		(48)

	Ps	.1,225

As of June 30, 2020, Company’s lease liabilities, are as follows:

	June 30, 2020
Maturity analysis –
Less than one year	Ps.	493
One to three years		222
More than three years		595

Total lease liabilities at June 30, 2020		1,310

Current		493
Non-Current	Ps.	817

The interest expense for leases reported in the income statements for the six-month
period ended June 30, 2020 and 2019 was Ps. 59 and Ps. 72 respectively.
The expenses for the low value assets and short-term leases reported in the income statements for the six-month
period ended on June 30, 2020 and 2019 was Ps. 229 and Ps. 11 respectively.
For the
six-month
period ended June 30, 2020, the accumulated amount of concessions, decreases or cancellations for leases, which arose as a direct consequence of
COVID-19,
it is Ps. 2. The company applied the practical file to all decreases that met the criteria for the amendment to IFRS 16 effective as of June 1, 2020.